Recently Issued International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2017
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Condensed Consolidated Statements of Financial Information

Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss

	12 months ended December 31, 2017 (As originally presented)	IFRS 15 Adoption	12 months ended December 31, 2017 Restated
	(euros in thousands)
Revenue	13,600	8,315	21,915
Operating result	(43,617)	8,315	(35,302)
Total comprehensive loss for the period	(73,000)	8,315	(64,685)
Basic (and diluted) loss per share	(3.80)	0.43	(3.37)

	12 months ended December 31, 2016 (As originally presented)	IFRS 15 Adoption	12 months ended December 31, 2016 Restated
	(euros in thousands)
Revenue	2,719	(209)	2,510
Operating result	(27,672)	(209)	(27,881)
Total comprehensive loss for the period	(47,220)	(209)	(47,429)
Basic (and diluted) loss per share	(3.57)	(0.01)	(3.58)

	12 months ended December 31, 2015 (As originally presented)	IFRS 15 Adoption	12 months ended December 31, 2015 Restated
	(euros in thousands)
Revenue	1,977	(72)	1,905
Operating result	(23,039)	(72)	(23,111)
Total comprehensive loss for the period	(23,184)	(72)	(23,256)
Basic (and diluted) loss per share	(3.95)	(0.01)	(3.96)

Condensed Consolidated Statement of Financial Position

	December 31, 2017		December 31, 2017 Restated
	As originally presented	IFRS 15 Adoption
	(euros in thousands)
Accumulated loss	(167,480)	8,705	(158,775)
Deferred revenue, non-current	130,195	(17,644)	(112,551)
Deferred revenue	6,996	8,939	15,935

	December 31, 2016		December 31, 2016 Restated
	As originally presented	IFRS 15 Adoption
	(euros in thousands)
Accumulated loss	(107,295)	390	(106,905)
Deferred revenue, non-current	30,206	(2,272)	27,934
Deferred revenue	1,610	1,882	3,492

Condensed Consolidated Statement of Cash Flows

	December 31, 2017 As originally presented	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Result after taxation	(73,089)	8,315	(64,774)
Changes in working capital:
Deferred revenue	(6,618)	(8,315)	(14,933)

	December 31, 2016 As originally presented		December 31, 2016 Restated
		IFRS 15 Adoption
	(euros in thousands)
Result after taxation	(47,228)	(209)	(47,437)
Changes in working capital:
Deferred revenue	(223)	209	(14)

	December 31, 2015 As originally presented	IFRS 15 Adoption	December 31, 2015 Restated
	(euros in thousands)
Result after taxation	(23,184)	(72)	(23,256)
Changes in working capital:
Deferred revenue	(223)	72	(151)